Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/21 (Unaudited)

COMMON STOCKS (65.3%)(a)
	Shares	Value
Basic materials (2.1%)
Anglo American PLC (United Kingdom)	2,920	$114,425
Ashland Global Holdings, Inc.	773	68,619
Axalta Coating Systems, Ltd.(NON)	3,459	102,317
BHP Billiton, Ltd. (Australia)	473	16,362
BHP Group PLC (United Kingdom)	2,329	67,249
Celanese Corp.	569	85,242
Chemours Co. (The)	2,185	60,983
Compagnie De Saint-Gobain (France)(NON)	2,100	123,922
Covestro AG (Germany)	1,567	105,369
CRH PLC (Ireland)	1,684	78,934
Dow, Inc.	1,154	73,787
DuPont de Nemours, Inc.	9,881	763,604
Eastman Chemical Co.	1,857	204,493
Eiffage SA (France)(NON)	466	46,647
FMC Corp.	348	38,492
Fortescue Metals Group, Ltd. (Australia)	4,808	73,399
HOCHTIEF AG (Germany)	238	21,296
ICL Group, Ltd. (Israel)	5,034	29,468
Koninklijke DSM NV (Netherlands)	209	35,367
LafargeHolcim, Ltd. (Switzerland)	1,471	86,441
Nitto Denko Corp. (Japan)	500	42,926
Reliance Steel & Aluminum Co.	673	102,491
Rio Tinto PLC (United Kingdom)	1,939	148,357
Sherwin-Williams Co. (The)	92	67,897
Shin-Etsu Chemical Co., Ltd. (Japan)	400	67,586
Stora Enso OYJ (Finland)	379	7,069
Weyerhaeuser Co.(R)	1,213	43,117

		2,675,859
Capital goods (4.2%)
ACS Actividades de Construccion y Servicios SA (Spain)	731	24,226
AGCO Corp.	1,385	198,955
Airbus SE (France)(NON)	131	14,831
Allison Transmission Holdings, Inc.	2,292	93,582
Atlas Copco AB Class A (Sweden)	317	19,296
Crown Holdings, Inc.	1,200	116,448
Cummins, Inc.	2,085	540,244
Daikin Industries, Ltd. (Japan)	500	101,239
Deere & Co.	1,269	474,784
Dover Corp.	534	73,227
Faurecia SA (France)(NON)	1,059	56,419
Gentex Corp.	3,277	116,891
Hitachi, Ltd. (Japan)	900	40,884
Honeywell International, Inc.	3,664	795,344
Johnson Controls International PLC	6,174	368,403
Koito Manufacturing Co., Ltd. (Japan)	1,100	74,162
Legrand SA (France)	1,182	109,948
Lockheed Martin Corp.	2,856	1,055,292
Nordson Corp.	495	98,347
Obayashi Corp. (Japan)	3,200	29,476
Quanta Services, Inc.	3,031	266,667
Republic Services, Inc.	1,405	139,587
Sandvik AB (Sweden)(NON)	4,498	122,886
Stanley Electric Co., Ltd. (Japan)	900	26,905
Toro Co. (The)	349	35,996
Waste Management, Inc.	2,157	278,296

		5,272,335
Communication services (2.3%)
Altice USA, Inc. Class A(NON)	2,746	89,327
AT&T, Inc.	3,548	107,398
BT Group PLC (United Kingdom)(NON)	12,879	27,485
Comcast Corp. Class A	12,713	687,900
Deutsche Telekom AG (Germany)	7,177	144,511
Equinix, Inc.(R)	460	312,611
KDDI Corp. (Japan)	3,300	101,400
Koninklijke KPN NV (Netherlands)	18,711	63,501
Nippon Telegraph & Telephone Corp. (Japan)	2,500	64,343
Verizon Communications, Inc.	22,141	1,287,499

		2,885,975
Computers (5.0%)
Apple, Inc.	34,927	4,266,333
Check Point Software Technologies, Ltd. (Israel)(NON)	300	33,591
Cisco Systems, Inc./California	20,836	1,077,430
Fortinet, Inc.(NON)	2,904	535,556
Fujitsu, Ltd. (Japan)	300	43,543
Logitech International SA (Switzerland)	474	49,719
ServiceNow, Inc.(NON)	116	58,013
Synopsys, Inc.(NON)	1,143	283,213

		6,347,398
Conglomerates (0.2%)
AMETEK, Inc.	1,757	224,422

		224,422
Consumer cyclicals (8.2%)
Adecco Group AG (Switzerland)	889	59,859
adidas AG (Germany)(NON)	30	9,365
Amazon.com, Inc.(NON)	1,012	3,131,209
Berkeley Group Holdings PLC (The) (United Kingdom)	483	29,558
Best Buy Co., Inc.	4,362	500,801
Bollore SA (France)	2,095	10,117
Booz Allen Hamilton Holding Corp.	3,169	255,200
Brambles, Ltd. (Australia)	6,221	50,097
Brunswick Corp.	1,699	162,034
Cintas Corp.	214	73,040
CK Hutchison Holdings, Ltd. (Hong Kong)	5,000	39,895
Compagnie Generale des Etablissements Michelin SCA (France)	235	35,178
Daito Trust Construction Co., Ltd. (Japan)	300	34,901
Daiwa House Industry Co., Ltd. (Japan)	2,300	67,584
Discovery, Inc. Class A(NON)	2,549	110,780
Evolution Gaming Group LB (Sweden)	523	77,012
FleetCor Technologies, Inc.(NON)	247	66,352
Ford Motor Co.(NON)	96,266	1,179,259
Galaxy Entertainment Group, Ltd. (Hong Kong)	3,000	27,133
Gartner, Inc.(NON)	1,202	219,425
Genting Bhd (Singapore)	38,300	26,247
Hermes International (France)	110	121,773
Hilton Worldwide Holdings, Inc.(NON)	2,893	349,822
iHeartMedia, Inc. Class A(NON)	214	3,884
Industria de Diseno Textil SA (Inditex) (Spain)	3,481	114,709
Knorr-Bremse AG (Germany)	508	63,398
Lennar Corp. Class A	855	86,552
Lowe's Cos., Inc.	2,039	387,777
LVMH Moet Hennessy Louis Vuitton SA (France)	15	9,993
Marriott International, Inc./MD Class A(NON)	2,631	389,677
Nintendo Co., Ltd. (Japan)	200	111,949
Nitori Holdings Co., Ltd. (Japan)	400	77,628
O'Reilly Automotive, Inc.(NON)	84	42,609
Pandora A/S (Denmark)(NON)	481	51,533
PayPal Holdings, Inc.(NON)	1,664	404,086
Polaris, Inc.	1,726	230,421
Porsche Automobil Holding SE (Preference) (Germany)	773	81,965
PulteGroup, Inc.	1,546	81,072
Ryohin Keikaku Co., Ltd. (Japan)	1,000	23,701
Sands China, Ltd. (Hong Kong)(NON)	17,600	88,260
Sony Corp. (Japan)	1,500	157,922
Spectrum Brands Holdings, Inc.	463	39,355
Stellantis NV (Italy)	7,887	139,476
Target Corp.	2,435	482,300
Taylor Wimpey PLC (United Kingdom)(NON)	15,618	38,853
Tempur Sealy International, Inc.	3,920	143,315
TransUnion	425	38,250
Volkswagen AG (Preference) (Germany)	115	32,178
Volvo AB (Sweden)(NON)	4,706	119,031
Walmart, Inc.	1,216	165,169
Wesfarmers, Ltd. (Australia)	2,988	119,842

		10,361,546
Consumer staples (5.1%)
Altria Group, Inc.	11,880	607,781
Auto Trader Group PLC (United Kingdom)(NON)	3,468	26,506
British American Tobacco PLC (United Kingdom)	406	15,526
Campbell Soup Co.	780	39,211
Carlsberg A/S Class B (Denmark)	603	92,647
Coca-Cola Co. (The)	9,129	481,190
Coca-Cola European Partners PLC (United Kingdom)	500	26,080
Coca-Cola HBC AG (Switzerland)	1,401	44,616
Coles Group, Ltd. (Australia)	2,450	29,849
Colgate-Palmolive Co.	1,188	93,650
Constellation Brands, Inc. Class A	514	117,192
Costco Wholesale Corp.	862	303,838
Darden Restaurants, Inc.	499	70,858
Ferguson PLC (United Kingdom)	990	118,302
Imperial Brands PLC (United Kingdom)	5,577	114,712
ITOCHU Corp. (Japan)	4,200	136,545
Koninklijke Ahold Delhaize NV (Netherlands)	2,998	83,499
L'Oreal SA (France)	425	162,876
ManpowerGroup, Inc.	1,009	99,790
McDonald's Corp.	2,921	654,713
Mondelez International, Inc. Class A	6,162	360,662
Nestle SA (Switzerland)	1,608	179,217
NH Foods, Ltd. (Japan)	700	30,082
PepsiCo, Inc.	5,168	731,014
Procter & Gamble Co. (The)	9,755	1,321,120
Sundrug Co., Ltd. (Japan)	700	25,659
Sysco Corp.	1,008	79,370
Uber Technologies, Inc.(NON)	1,284	69,991
Unilever PLC (United Kingdom)	612	34,221
WH Group, Ltd. (Hong Kong)	75,000	60,900
Woolworths Group, Ltd. (Australia)	2,478	77,126
Yum! Brands, Inc.	589	63,718

		6,352,461
Electronics (3.2%)
Advanced Micro Devices, Inc.(NON)	746	58,561
Arrow Electronics, Inc.(NON)	668	74,028
Brother Industries, Ltd. (Japan)	1,500	33,343
Garmin, Ltd.	1,212	159,802
Hoya Corp. (Japan)	1,000	117,781
NVIDIA Corp.	3,136	1,674,404
Omron Corp. (Japan)	600	47,022
Otsuka Corp. (Japan)	900	42,138
Qualcomm, Inc.	10,286	1,363,821
Rockwell Automation, Inc.	1,425	378,252
Sartorius AG (Preference) (Germany)	56	27,923
SMC Corp. (Japan)	100	58,345
TDK Corp. (Japan)	100	13,946

		4,049,366
Energy (1.7%)
APA Corp.	4,002	71,636
Chevron Corp.	3,460	362,573
Cimarex Energy Co.	1,861	110,525
Devon Energy Corp.	3,678	80,364
Equinor ASA (Norway)	6,062	118,573
Halliburton Co.	23,745	509,568
MWO Holdings, LLC (Units)(F)	15	38
Oasis Petroleum, Inc.	196	11,640
OMV AG (Austria)	466	23,641
Royal Dutch Shell PLC Class B (United Kingdom)	10,191	187,558
Santos, Ltd. (Australia)	2,586	13,994
Schlumberger, Ltd.	13,385	363,938
Targa Resources Corp.	3,947	125,317
TOTAL SA (France)	895	41,747
Williams Cos., Inc. (The)	3,134	74,244

		2,095,356
Financials (9.9%)
3i Group PLC (United Kingdom)	4,095	65,119
Aflac, Inc.	7,444	380,984
AGNC Investment Corp.(R)	12,103	202,846
Alliance Data Systems Corp.	2,200	246,598
Allianz SE (Germany)	672	171,047
Allstate Corp. (The)	1,853	212,910
Ally Financial, Inc.	8,147	368,326
American Financial Group, Inc.	525	59,903
Ameriprise Financial, Inc.	1,767	410,739
AvalonBay Communities, Inc.(R)	713	131,556
Aviva PLC (United Kingdom)	20,151	113,399
Banco Bilbao Vizcaya Argenta (Spain)	19,998	103,797
Bank Leumi Le-Israel BM (Israel)(NON)	8,531	56,140
BOC Hong Kong Holdings, Ltd. (Hong Kong)	14,500	50,567
Boston Properties, Inc.(R)	755	76,451
Capital One Financial Corp.	563	71,630
CBRE Group, Inc. Class A(NON)	3,251	257,187
Citigroup, Inc.	16,660	1,212,015
CK Asset Holdings, Ltd. (Hong Kong)	15,000	91,179
Credit Agricole SA (France)(NON)	5,873	85,023
DBS Group Holdings, Ltd. (Singapore)	6,200	133,746
Deutsche Boerse AG (Germany)	387	64,308
Direct Line Insurance Group PLC (United Kingdom)	11,055	47,748
Discover Financial Services	1,550	147,235
Duke Realty Corp.(R)	1,820	76,313
Equitable Holdings, Inc.	3,638	118,672
Equity Lifestyle Properties, Inc.(R)	1,108	70,513
Fidelity National Financial, Inc.	1,651	67,130
Gaming and Leisure Properties, Inc.(R)	3,002	127,375
Gjensidige Forsikring ASA (Norway)	1,036	24,298
Goldman Sachs Group, Inc. (The)	2,353	769,431
Goodman Group (Australia)(R)	7,784	107,233
Hargreaves Lansdown PLC (United Kingdom)	857	18,212
Henderson Land Development Co., Ltd. (Hong Kong)	6,900	31,019
Invitation Homes, Inc.(R)	2,264	72,425
Israel Discount Bank, Ltd. Class A (Israel)	8,154	33,878
Jefferies Financial Group, Inc.	5,073	152,697
Jones Lang LaSalle, Inc.(NON)	482	86,297
JPMorgan Chase & Co.	12,835	1,953,872
Lamar Advertising Co. Class A(R)	1,167	109,605
Lincoln National Corp.	1,039	64,699
Medical Properties Trust, Inc.(R)	6,039	128,510
MetLife, Inc.	13,356	811,911
MGIC Investment Corp.	5,360	74,236
Morgan Stanley	7,834	608,388
Nomura Holdings, Inc. (Japan)	20,100	106,251
Partners Group Holding AG (Switzerland)	91	116,211
Persimmon PLC (United Kingdom)	783	31,736
Principal Financial Group, Inc.	3,052	182,998
SEI Investments Co.	1,081	65,865
Simon Property Group, Inc.(R)	4,672	531,533
Skandinaviska Enskilda Banken AB (Sweden)(NON)	5,379	65,563
SLM Corp.	8,667	155,746
Sumitomo Mitsui Financial Group, Inc. (Japan)	3,300	119,998
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	1,400	48,733
Sumitomo Realty & Development Co., Ltd. (Japan)	500	17,733
Sun Hung Kai Properties, Ltd. (Hong Kong)	3,000	45,507
Swedbank AB Class A (Sweden)	561	9,886
Swiss Life Holding AG (Switzerland)	51	25,070
Synchrony Financial	10,878	442,299
United Overseas Bank, Ltd. (Singapore)	3,300	63,746
Unum Group	3,683	102,498
Zurich Insurance Group AG (Switzerland)	87	37,133

		12,435,673
Health care (7.8%)
10x Genomics, Inc. Class A(NON)	564	102,084
Abbott Laboratories	5,523	661,876
AbbVie, Inc.	2,858	309,293
ABIOMED, Inc.(NON)	727	231,717
Advanz Pharma Corp., Ltd. (Canada)(NON)	52	884
Alexion Pharmaceuticals, Inc.(NON)	231	35,322
Alkermes PLC(NON)	2,927	54,676
AmerisourceBergen Corp.	1,930	227,875
Biogen, Inc.(NON)	1,521	425,500
Bristol-Myers Squibb Co.	19,333	1,220,492
Cardinal Health, Inc.	4,275	259,706
Chugai Pharmaceutical Co., Ltd. (Japan)	600	24,419
Edwards Lifesciences Corp.(NON)	6,254	523,085
Eli Lilly and Co.	4,575	854,702
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	841	18,884
GlaxoSmithKline PLC (United Kingdom)	2,716	48,226
HCA Healthcare, Inc.	395	74,394
Hikma Pharmaceuticals PLC (United Kingdom)	1,471	46,155
Hologic, Inc.(NON)	4,352	323,702
Humana, Inc.	1,060	444,405
Jazz Pharmaceuticals PLC(NON)	201	33,038
Johnson & Johnson	2,909	478,094
Kobayashi Pharmaceutical Co., Ltd. (Japan)	200	18,682
Laboratory Corp. of America Holdings(NON)	933	237,943
M3, Inc. (Japan)	500	34,370
McKesson Corp.	2,098	409,194
Medtronic PLC	3,878	458,108
Merck & Co., Inc.	7,645	589,353
Neurocrine Biosciences, Inc.(NON)	384	37,344
Novartis AG (Switzerland)	2,431	207,747
Novo Nordisk A/S Class B (Denmark)	2,261	153,181
Olympus Corp. (Japan)	800	16,596
Ono Pharmaceutical Co., Ltd. (Japan)	2,900	75,959
Roche Holding AG (Switzerland)	640	206,833
Sartorius Stedim Biotech (France)	142	58,483
Shionogi & Co., Ltd. (Japan)	1,200	64,728
Sonic Healthcare, Ltd. (Australia)	2,230	59,636
Sonova Holding AG (Switzerland)	141	37,355
Thermo Fisher Scientific, Inc.	354	161,559
Vertex Pharmaceuticals, Inc.(NON)	1,104	237,239
Zimmer Biomet Holdings, Inc.	2,298	367,864

		9,830,703
Semiconductor (0.3%)
Applied Materials, Inc.	1,656	221,242
ASML Holding NV (Netherlands)	83	50,322
Lasertec Corp. (Japan)	200	26,618
Tokyo Electron, Ltd. (Japan)	200	85,630

		383,812
Software (5.6%)
Activision Blizzard, Inc.	5,868	545,724
Adobe, Inc.(NON)	2,623	1,246,896
Amdocs, Ltd.	1,853	129,988
Autodesk, Inc.(NON)	2,583	715,878
Cadence Design Systems, Inc.(NON)	3,300	452,067
Intuit, Inc.	3,034	1,162,204
Microsoft Corp.	9,626	2,269,522
Nexon Co., Ltd. (Japan)	1,400	45,522
Oracle Corp.	1,073	75,292
Take-Two Interactive Software, Inc.(NON)	281	49,653
Veeva Systems, Inc. Class A(NON)	1,186	309,831

		7,002,577
Technology services (6.4%)
Accenture PLC Class A	4,252	1,174,615
Alphabet, Inc. Class A(NON)	1,661	3,425,846
Capgemini SE (France)	517	87,972
Cognizant Technology Solutions Corp. Class A	4,198	327,948
DocuSign, Inc.(NON)	149	30,165
DXC Technology Co.	3,804	118,913
eBay, Inc.	11,975	733,349
Facebook, Inc. Class A(NON)	1,246	366,984
Fidelity National Information Services, Inc.	488	68,618
GoDaddy, Inc. Class A(NON)	4,549	353,093
IBM Corp.	530	70,628
Itochu Techno-Solutions Corp. (Japan)	500	16,185
Kakaku.com, Inc. (Japan)	700	19,174
Leidos Holdings, Inc.	2,118	203,921
Nomura Research Institute, Ltd. (Japan)	2,700	83,924
Palo Alto Networks, Inc.(NON)	198	63,768
Pinterest, Inc. Class A(NON)	10,513	778,277
Roku, Inc.(NON)	491	159,953

		8,083,333
Transportation (1.2%)
A. P. Moeller-Maersck A/S Class B (Denmark)	15	34,844
Aena SME SA (Spain)(NON)	269	43,628
Aurizon Holdings, Ltd. (Australia)	21,888	65,041
CSX Corp.	734	70,772
Deutsche Post AG (Germany)	2,513	137,684
FedEx Corp.	266	75,555
Nippon Express Co., Ltd. (Japan)	300	22,426
Norfolk Southern Corp.	278	74,649
Old Dominion Freight Line, Inc.	1,864	448,124
Ryder System, Inc.	1,130	85,485
Union Pacific Corp.	1,233	271,766
United Parcel Service, Inc. Class B	771	131,062
Yamato Holdings Co., Ltd. (Japan)	1,300	35,687

		1,496,723
Utilities and power (2.1%)
AES Corp. (The)	1,344	36,033
AGL Energy, Ltd. (Australia)	4,857	35,697
American Electric Power Co., Inc.	4,139	350,573
CLP Holdings, Ltd. (Hong Kong)	3,000	29,146
E.ON SE (Germany)	2,058	23,951
Electricite De France SA (France)(NON)	4,432	59,458
Enel SpA (Italy)	9,233	91,958
Eni SpA (Italy)	4,148	51,047
Entergy Corp.	1,522	151,393
Exelon Corp.	9,014	394,272
Kinder Morgan, Inc.	13,491	224,625
NRG Energy, Inc.	6,143	231,775
Public Service Enterprise Group, Inc.	3,677	221,392
Southern Co. (The)	8,909	553,783
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	1,923	2,020
Tokyo Gas Co., Ltd. (Japan)	1,600	35,562
Vistra Corp.	6,051	106,982

		2,599,667

Total common stocks (cost $56,219,385)		$82,097,206

CORPORATE BONDS AND NOTES (15.0%)(a)
	Principal amount	Value
Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	$10,000	$10,800
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	15,000	20,344
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	5,000	5,138
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	10,000	10,225
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	10,000	10,897
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	10,000	10,475
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	8,000	8,580
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	15,000	15,000
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	11,000	11,794
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	15,000	17,100
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	78,000	87,774
Coeur Mining, Inc. 144A company guaranty sr. unsec. notes 5.125%, 2/15/29	10,000	9,560
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	15,000	16,050
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	30,000	31,013
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	5,000	5,132
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	5,000	5,255
FMG Resources August 2006 Pty, Ltd. 144A company guaranty sr. unsec. bonds 4.375%, 4/1/31 (Australia)	10,000	10,188
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	5,000	5,441
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	10,000	10,608
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	25,000	25,718
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	8,000	8,129
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30	54,000	51,889
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	5,000	5,028
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	5,000	4,863
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	10,000	10,538
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 4.50%, 4/1/26 (Canada)	5,000	5,169
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	5,000	5,338
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	40,000	44,261
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	10,000	9,675
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	10,000	10,200
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	5,000	5,163
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	23,000	26,056
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	10,000	10,038
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29	15,000	14,588
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	5,000	5,188
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	10,000	10,156
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	10,000	10,250
Mercer International, Inc. 144A sr. unsec. notes 5.125%, 2/1/29 (Canada)	5,000	5,180
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	25,000	26,170
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	25,000	25,753
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	20,000	24,669
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	25,000	27,550
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	24,000	26,992
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	7,000	6,839
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	19,000	18,443
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	45,000	49,000
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	35,000	38,183
Taseko Mines, Ltd. 144A company guaranty sr. notes 7.00%, 2/15/26 (Canada)	10,000	10,180
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	10,000	10,175
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)	10,000	10,313
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	15,000	15,647
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29	10,000	10,013
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	5,000	5,150
United States Steel Corp. sr. unsec. notes 6.875%, 3/1/29	10,000	10,250
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	20,000	20,812
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	10,000	10,975
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	10,000	10,352
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	30,000	41,249
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	10,000	13,892
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	39,000	54,732

		1,036,140
Capital goods (0.7%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	5,000	4,844
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	20,000	21,256
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	10,000	10,484
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	5,000	5,150
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	10,000	10,613
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	5,000	5,063
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26	23,000	24,338
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	3,000	3,034
Berry Global, Inc. 144A company guaranty sr. unsub. notes 1.57%, 1/15/26	46,000	45,289
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	10,000	9,807
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	10,000	9,988
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	10,000	10,697
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	5,000	5,308
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	10,000	10,550
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	10,000	12,038
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	30,000	30,792
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	5,000	4,844
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	5,000	4,838
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	10,000	10,538
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	6,000	6,608
Granite US Holdings Corp. 144A company guaranty sr. unsec. notes 11.00%, 10/1/27	10,000	11,275
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	55,000	60,684
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	15,000	16,313
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	65,000	78,059
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	6,000	6,988
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	5,000	4,683
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	24,000	26,560
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	25,000	28,353
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	5,000	5,188
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	60,000	64,329
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	9,000	10,134
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	2,000	2,058
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	15,000	15,098
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	5,000	5,436
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	5,000	5,310
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	10,000	10,768
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	15,000	15,150
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $24,882)(RES)	20,000	23,940
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22 (acquired 6/8/20, cost $51,586)(RES)	50,000	51,421
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	5,000	5,627
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	15,000	15,305
Sensata Technologies BV 144A company guaranty sr. unsec. notes 4.00%, 4/15/29	10,000	10,175
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	25,000	26,375
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	20,000	21,418
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	5,000	5,150
Tenneco, Inc. 144A company guaranty sr. notes 5.125%, 4/15/29	5,000	4,930
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29	5,000	5,176
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	10,000	10,338
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	15,000	15,506
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	50,000	52,995
TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 4.625%, 1/15/29	10,000	9,848
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	30,000	32,324
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	20,000	20,475
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	10,000	11,190
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	5,000	5,468

		940,126
Communication services (2.0%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31	74,000	73,955
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	100,000	104,332
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	28,000	31,514
AT&T, Inc. sr. unsec. unsub. bonds 4.35%, 3/1/29	7,000	7,907
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	77,000	88,005
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	61,000	55,704
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	187,000	177,278
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	15,000	15,470
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	40,000	42,900
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	10,000	10,125
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	5,000	5,096
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	2,000	2,064
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	2,000	2,165
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	3,000	3,897
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	10,000	10,698
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	110,000	102,569
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	44,000	50,995
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	7,000	7,829
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	92,000	102,566
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	17,000	24,009
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	19,000	19,541
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	3,000	3,060
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	32,000	28,227
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	25,000	27,139
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	25,000	27,211
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	34,000	37,031
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	35,000	38,142
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	63,000	67,961
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	33,000	33,908
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	73,000	108,162
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26	15,000	16,523
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	20,000	20,931
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	5,000	5,377
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	25,000	25,974
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	80,000	84,332
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	20,000	13,675
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	5,000	5,300
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	10,000	10,547
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	25,000	15,500
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	30,000	30,875
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	10,000	10,113
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	5,000	4,844
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	3,000	3,206
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	85,000	94,296
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	45,000	56,743
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	10,000	12,249
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	38,000	43,415
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	17,000	17,427
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31	10,000	9,665
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	5,000	5,031
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	10,000	10,601
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	5,000	5,088
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.625%, 2/15/29	5,000	4,855
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	25,000	26,716
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	22,000	23,974
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	73,000	79,791
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds 2.25%, 11/15/31	60,000	56,966
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	65,000	85,612
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61	70,000	68,798
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31	35,000	34,907
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	30,000	37,768
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	65,000	73,991
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	90,000	103,001
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	20,000	20,800
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	21,000	22,195
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	5,000	5,142

		2,455,688
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	25,000	27,125
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	14,000	14,284
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	90,000	98,422
Amazon.com, Inc. sr. unsec. unsub. notes 3.30%, 12/5/21	75,000	76,133
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 10.50%, 4/15/25	5,000	5,313
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	5,000	5,000
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)	20,000	20,750
Beasley Mezzanine Holdings LLC 144A company guaranty sr. notes 8.625%, 2/1/26	10,000	10,050
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	35,000	38,931
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	10,000	10,112
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	40,000	40,009
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	5,000	5,206
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	5,000	5,096
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	10,000	10,310
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	5,000	5,560
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	10,000	10,438
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	5,000	5,731
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	15,000	15,713
Cengage Learning, Inc. 144A sr. unsec. unsub. notes 9.50%, 6/15/24	10,000	10,188
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	19,000	18,885
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	10,000	10,066
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28	10,000	9,913
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	4,000	4,161
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	15,000	14,138
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	3,000	3,124
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	20,000	20,000
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	15,000	10,796
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	25,000	13,125
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	10,000	10,694
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	65,000	68,393
Ecolab, Inc. sr. unsec. unsub. notes 3.25%, 12/1/27	70,000	76,090
Entercom Media Corp. 144A company guaranty notes 6.75%, 3/31/29	10,000	10,394
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	10,000	10,338
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	5,000	6,056
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28	10,000	10,653
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	5,000	5,600
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	10,000	11,422
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	5,000	4,938
General Motors Co. sr. unsec. bonds 5.95%, 4/1/49	4,000	5,062
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	79,000	86,148
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	22,000	24,176
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	10,000	10,859
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	21,000	21,338
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	55,000	58,861
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	5,000	4,956
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	5,000	5,431
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	8,000	8,855
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	5,000	5,291
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	10,000	10,609
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	10,000	10,438
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	47,000	51,962
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	41,208	43,732
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	17,189	18,371
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	5,000	5,756
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	70,000	78,400
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	5,000	5,513
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	86,000	98,906
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	5,000	5,194
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	20,000	20,400
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	10,000	10,341
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	10,000	10,125
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	5,000	5,313
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	5,000	5,900
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	15,000	17,063
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	5,000	5,556
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	5,000	5,666
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	5,000	5,150
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	38,000	43,629
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31	5,000	4,825
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	10,000	10,294
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	15,000	15,002
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	10,000	10,319
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	5,000	5,089
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	10,000	10,386
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	5,000	5,544
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	5,000	5,306
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	15,000	15,694
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	10,000	9,933
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	10,000	10,978
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29	10,000	10,118
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	20,000	20,425
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	5,000	5,363
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	20,000	16,094
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	5,000	4,903
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	20,000	20,751
NESCO Holdings II, Inc. 144A company guaranty notes 5.50%, 4/15/29	10,000	10,255
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	5,000	5,053
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	10,000	10,512
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	15,000	15,338
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	10,000	10,513
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	7,000	7,001
NMG Holding Co Inc/Neiman Marcus Group, LLC 144A sr. notes 7.125%, 4/1/26	5,000	5,100
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	10,000	11,316
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	65,000	71,199
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	10,000	10,575
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	10,000	10,375
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	15,000	16,013
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	5,000	4,850
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	10,000	10,410
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	15,000	21,094
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	23,000	26,836
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29	10,000	9,863
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	30,000	30,709
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	9,000	8,234
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	15,000	17,888
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	15,000	16,275
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	5,000	5,343
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	15,000	15,464
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	5,000	4,913
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	5,000	4,977
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	10,000	10,400
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	10,000	9,750
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	5,000	4,813
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	5,000	5,406
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	25,000	26,125
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	10,000	10,375
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	10,000	10,822
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	5,000	5,275
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31	10,000	9,775
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	10,000	9,475
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	49,000	51,083
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	10,000	9,950
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	10,000	9,750
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	5,000	5,508
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	20,000	21,521
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26	15,000	15,975
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	5,000	5,526
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	5,000	5,525
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	30,000	30,274
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	5,000	5,475
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	10,000	10,679
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	5,000	5,050
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28	10,000	10,353
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	5,000	5,100
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	38,000	42,306
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	22,000	23,097
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	12,000	13,214
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	40,000	64,900
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	20,000	20,900
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	10,000	10,617
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	5,000	4,752
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	10,000	10,138
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	5,000	5,325
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	15,000	15,698
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	15,000	15,353
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	5,000	5,420

		2,488,993
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	5,000	4,825
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	5,000	5,024
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	10,000	10,050
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	5,000	5,140
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	35,000	36,276
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	10,000	11,046
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	48,000	52,754
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	13,000	16,711
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	15,000	17,518
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	15,000	15,375
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	5,000	5,125
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	5,000	5,313
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	10,000	10,078
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	2,516	2,853
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	50,000	71,954
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	60,000	77,533
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	20,000	20,575
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	10,000	10,550
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	20,000	20,200
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	5,000	5,382
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31	60,000	58,895
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	31,000	35,789
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	15,000	15,459
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	10,000	10,500
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 5.00%, 7/15/35	15,000	17,259
Kraft Heinz Foods Co. company guaranty sr. unsec. bonds 4.375%, 6/1/46	5,000	5,213
Kraft Heinz Foods Co. company guaranty sr. unsec. notes 3.00%, 6/1/26	33,000	34,794
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	3,000	3,282
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	10,000	10,742
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	31,000	32,085
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	5,000	5,189
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	13,000	13,618
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	25,000	25,544
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	150,000	149,360
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	5,000	6,200
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000	11,369
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	20,000	24,191
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	16,759
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	25,000	29,564
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	5,000	5,758
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	5,000	5,519
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	10,000	11,059
Prestige Brands, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 4/1/31	5,000	4,763
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	8,000	8,400
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	5,000	5,194
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	10,000	10,815
VM Consolidated, Inc. 144A company guaranty sr. unsec. notes 5.50%, 4/15/29	10,000	10,234
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	5,000	4,807
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	5,000	5,287

		981,930
Energy (1.3%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26	5,000	5,378
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	5,000	5,513
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29	10,000	10,650
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	10,000	9,775
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	5,000	5,125
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	10,000	9,970
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	11,000	11,550
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	5,000	4,700
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	70,000	75,318
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	35,000	37,781
Callon Petroleum Co. company guaranty sr. unsec. unsub. notes 6.25%, 4/15/23	20,000	17,800
Callon Petroleum Co. 144A company guaranty notes 9.00%, 4/1/25	5,000	5,072
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	10,000	12,525
Centennial Resource Production, LLC 144A company guaranty notes 8.00%, 6/1/25	5,000	5,100
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27	15,000	13,350
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26	5,000	4,400
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	15,000	15,713
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	25,000	28,577
Cheniere Energy Partners LP 144A company guaranty sr. unsec. bonds 4.00%, 3/1/31	10,000	10,175
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	5,000	5,438
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	10,000	10,850
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	4,000	4,150
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29	10,000	10,250
ConocoPhillips 144A company guaranty sr. unsec. notes 3.75%, 10/1/27	30,000	33,153
Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44	5,000	4,988
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	15,000	15,841
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	10,000	10,357
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	15,000	16,948
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	5,000	5,413
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	15,000	16,688
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	5,000	6,731
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	5,000	6,775
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	5,000	5,756
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	15,000	15,726
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	15,000	16,016
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	45,000	47,535
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	10,000	10,687
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	30,000	30,908
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	12,000	13,384
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	38,489
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	91,000	80,535
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	6,000	6,851
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	15,000	14,505
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	50,000	51,903
EQT Corp. sr. unsec. notes 8.50%, 2/1/30	5,000	6,377
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	40,000	50,276
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	10,000	10,110
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	50,000	51,672
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. bonds 6.00%, 2/1/31	5,000	5,075
Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5.75%, 2/1/29	5,000	5,044
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	15,000	15,192
Indigo Natural Resources, LLC 144A sr. unsec. notes 5.375%, 2/1/29	20,000	19,704
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	17,000	17,560
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25	10,000	7,422
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	4,000	4,100
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	5,000	5,494
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	5,000	5,150
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	5,000	5,619
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	5,000	5,521
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40	10,000	10,275
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	15,000	16,562
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	5,000	6,012
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	10,000	12,705
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37	5,000	6,045
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	40,000	44,200
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	8,000	8,820
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.60%, 1/3/31 (Brazil)	39,000	41,098
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	2,000	2,210
Petroleos de Venezuela SA company guaranty sr. unsec. bonds Ser. REGS, 6.00%, 11/15/26 (Venezuela) (In default)(NON)	40,000	1,700
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	37,000	34,503
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	54,000	54,805
Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)	5,000	4,625
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	15,000	14,513
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	10,000	10,441
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	9,000	9,675
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	14,000	15,928
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	70,000	74,636
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	10,000	9,375
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	10,000	9,240
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	4,000	3,920
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	5,000	5,625
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	40,000	42,987
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	5,000	5,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	10,000	9,885
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	15,000	14,550
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	5,000	5,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	5,000	5,433
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	5,000	5,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	10,000	10,413
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	115,000	115,602
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	10,000	10,444
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	3,625	3,408
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	10,000	9,243
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27	5,000	4,289
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	10,000	10,256
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	5,000	5,150
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	5,000	5,200
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	3,000	3,230
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	6,000	6,613
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	26,000	27,704

		1,680,094
Financials (3.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	10,000	10,463
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	23,000	25,216
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	35,000	35,089
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	10,000	10,732
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	29,000	40,360
American Express Co. sr. unsec. notes 2.65%, 12/2/22	96,000	99,575
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	3,000	4,154
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	25,000	26,336
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	74,000	82,140
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	5,000	4,950
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	78,000	78,290
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	195,000	254,988
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	108,000	108,069
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	1,000	1,098
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	78,000	80,083
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	10,000	9,186
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	29,000	33,584
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	10,000	9,164
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	65,000	70,168
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	14,000	14,934
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	5,000	5,425
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	28,000	31,535
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	2,000	2,105
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, 2/18/51	35,000	34,825
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	204,000	223,006
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	50,000	54,932
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	10,000	11,882
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	50,000	56,307
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	10,000	11,517
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	10,000	11,320
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	75,000	81,911
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	25,000	28,263
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	60,000	68,179
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	20,000	22,445
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	5,000	5,281
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	10,000	10,200
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	27,000	30,005
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	30,000	33,049
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	11,000	11,140
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	135,000	147,975
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	15,000	15,619
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	5,000	5,181
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	10,000	11,211
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	10,000	10,363
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	87,000	97,251
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	20,000	20,226
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	24,000	33,714
Home Point Capital, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/26	5,000	4,950
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	20,000	20,768
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	40,000	42,538
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	10,000	10,200
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	10,000	10,475
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	5,000	5,163
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A company guaranty sr. unsec. notes 4.375%, 2/1/29	5,000	4,886
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	48,000	44,187
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	18,000	16,458
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	14,000	14,937
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	10,000	10,175
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	15,000	15,606
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	15,000	15,104
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	17,000	18,301
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	157,000	158,821
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.194%, 5/15/47	13,000	11,115
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	300,000	329,869
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	6,000	6,102
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	165,000	174,618
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	30,000	36,473
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	30,000	30,000
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	10,000	9,850
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	22,000	25,209
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	40,000	47,312
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	185,000	202,888
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	183,000	191,603
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	10,000	10,375
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	10,000	10,041
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	5,000	4,914
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	30,000	30,813
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	5,000	4,863
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	10,000	10,366
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 2/15/29	5,000	4,781
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26	15,000	15,375
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	10,000	9,881
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	4,000	4,082
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	15,000	14,963
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	11,000	11,701
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	26,000	27,690
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	78,000	80,120
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	45,000	51,327
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	5,000	5,680
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	5,000	5,539
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	35,000	40,368
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	5,000	5,667
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	10,000	11,374
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	15,000	15,956
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	15,000	15,574
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	90,000	102,921
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	78,000	80,012
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	62,000	67,918
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	16,000	16,777
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	400,000	412,632
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	20,000	20,350
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	9,000	9,833
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, 1/26/51	15,000	15,149
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	3,000	3,363
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	41,000	38,045

		4,689,504
Health care (1.1%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	167,000	177,534
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $16,104)(RES)	15,000	16,404
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	15,000	14,100
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	15,000	16,650
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	10,000	11,163
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	5,000	5,428
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	10,000	10,613
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	40,000	41,008
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	13,000	13,299
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	7,000	7,171
Becton Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31	50,000	47,396
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	67,000	70,343
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	52,000	55,594
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	20,000	18,663
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	19,000	20,745
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	5,000	4,992
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	25,000	26,938
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	10,000	10,549
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	5,000	5,229
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31	5,000	5,069
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29	5,000	5,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	5,000	5,407
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	5,000	5,225
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28	10,000	9,102
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	13,000	13,585
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29	10,000	10,453
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	10,000	10,556
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	27,000	28,859
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	99,000	116,864
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	6,000	6,367
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	38,945	42,607
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	15,000	15,106
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	10,000	11,338
Endo Luxembourg Finance Co. I Sarl/Endo US, Inc. 144A company guaranty sr. notes 6.125%, 4/1/29 (Luxembourg)	5,000	5,050
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	5,000	5,175
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	5,000	5,538
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	20,000	24,737
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	10,000	11,275
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	5,000	5,058
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	9,000	8,955
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	1,000	1,072
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	50,000	54,803
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	8,000	8,514
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	80,000	91,845
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	3,000	3,225
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29	5,000	5,025
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	40,000	43,539
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	15,000	16,098
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	11,000	11,592
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	5,000	4,880
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	5,000	5,084
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	5,000	5,279
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	5,000	5,398
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	20,000	20,914
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	35,000	36,378
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	90,000	93,331
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.00%, 5/15/30	25,000	24,513
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	28,000	28,155
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	35,000	38,897
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	18,000	17,329

		1,441,016
Technology (1.4%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	30,000	24,378
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	29,000	29,122
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	35,000	36,391
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	25,000	27,684
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61	20,000	17,905
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	25,000	26,664
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	80,000	95,819
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	27,000	30,536
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	5,000	4,991
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	10,000	10,656
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	5,000	4,913
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	5,000	5,363
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	10,000	10,645
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	90,000	95,505
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	71,000	76,716
Broadcom, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 2/15/51	10,000	9,604
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	5,000	5,169
Cisco Systems, Inc./California sr. unsec. unsub. bonds 5.90%, 2/15/39	5,000	7,035
Cisco Systems, Inc./California sr. unsec. unsub. notes 2.50%, 9/20/26	35,000	37,416
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	5,000	5,280
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	10,000	10,700
Crowdstrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29	5,000	4,889
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	17,000	20,117
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	5,000	5,147
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	7,000	10,626
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	10,000	10,215
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	5,000	5,569
Fidelity National Information Services, Inc. sr. unsec. bonds 2.25%, 3/1/31	10,000	9,795
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	15,000	16,169
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	55,000	61,941
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	140,000	142,905
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	27,000	28,958
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	10,000	10,446
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	25,000	22,767
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	160,000	160,582
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	35,000	36,116
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	35,000	42,613
Oracle Corp. sr. unsec. unsub. notes 3.625%, 7/15/23	144,000	153,589
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	80,000	82,466
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	25,000	25,106
Plantronics, Inc. 144A company guaranty sr. unsec. notes 4.75%, 3/1/29	15,000	14,738
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	10,000	9,799
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29	15,000	15,000
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	101,000	112,747
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	30,000	27,095
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	15,000	15,497
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	5,000	5,300
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	5,000	5,281
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	30,000	30,656
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29	10,000	9,850
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31	5,000	5,107
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29	10,000	10,123
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	5,000	5,512
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29	10,000	9,775

		1,698,988
Transportation (0.2%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29	10,000	10,658
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26	10,000	10,425
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	70,000	77,011
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	15,000	16,303
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	12,000	12,348
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	16,000	17,288
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	20,000	21,579
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	30,000	31,620

		197,232
Utilities and power (0.9%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	50,000	47,768
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	5,000	5,304
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	55,000	61,812
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	5,000	4,942
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	5,000	5,013
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	7,000	7,209
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	35,000	35,294
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	8,000	9,889
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	28,000	37,235
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	45,000	49,739
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	70,000	73,988
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	55,000	58,558
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	5,000	7,071
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	15,000	16,189
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	30,000	33,396
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	4,000	4,128
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	90,000	95,161
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	5,000	5,400
IPALCO Enterprises, Inc. 144A sr. bonds 4.25%, 5/1/30	25,000	27,216
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	12,000	13,968
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	25,000	26,162
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	17,000	23,856
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	10,000	10,400
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	5,000	5,200
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	22,000	23,888
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	21,000	22,456
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	5,000	5,350
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	75,000	76,787
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	75,000	80,338
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	10,000	10,297
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	5,000	4,894
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	15,000	15,633
Pacific Gas and Electric Co. sr. notes 1.367%, 3/10/23	100,000	100,028
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	60,000	62,029
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	25,000	33,051
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	13,000	10
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	36,000	38,023
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	23,000	24,067
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	10,000	10,394
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	15,000	15,544
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	5,000	5,157

		1,192,844

Total corporate bonds and notes (cost $17,879,901)		$18,802,555

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (13.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 5/20/37 to 11/20/39	$165,037	$195,330
3.00%, TBA, 4/1/51	1,000,000	1,040,859
3.00%, with due dates from 7/20/50 to 10/20/50	1,895,810	1,975,525

		3,211,714
U.S. Government Agency Mortgage Obligations (11.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates 3.00%, 1/1/48	1,185,846	1,240,012
Federal National Mortgage Association Pass-Through Certificates
4.00%, 1/1/57	56,289	62,802
4.00%, 1/1/49	250,636	268,826
3.00%, with due dates from 4/1/46 to 11/1/48	805,610	844,251
Uniform Mortgage-Backed Securities
6.00%, TBA, 4/1/51	1,000,000	1,127,345
4.50%, TBA, 4/1/51	1,000,000	1,088,828
3.50%, TBA, 5/1/51	1,000,000	1,057,266
3.50%, TBA, 4/1/51	2,000,000	2,112,344
2.50%, TBA, 5/1/51	1,000,000	1,023,242
2.50%, TBA, 4/1/51	3,000,000	3,076,172
2.50%, TBA, 4/1/36	2,000,000	2,080,940

		13,982,028

Total U.S. government and agency mortgage obligations (cost $17,118,543)		$17,193,742

MORTGAGE-BACKED SECURITIES (3.0%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.2%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.367%, 4/15/37	$6,536	$12,091
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.408%, 11/15/35	9,131	16,253
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.925%, 12/15/36	6,940	11,311
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US LIBOR) + 19.86%), 19.542%, 3/15/35	17,695	24,773
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.675%, 6/15/34	6,858	8,367
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.844%, 3/15/41	32,267	6,621
Federal National Mortgage Association
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1 Month US LIBOR) + 24.57%), 24.168%, 3/25/36	11,724	19,721
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.802%, 6/25/37	9,694	17,062
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.924%, 8/25/35	3,803	5,163
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1 Month US LIBOR) + 6.10%), 5.991%, 12/25/48	104,853	10,747
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,510	3,299
Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.939%, 6/20/43	55,226	11,449
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	35,455	7,213
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	78,497	6,802
Ser. 13-14, IO, 3.50%, 12/20/42	115,763	11,260
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	64,580	2,700
Ser. 16-H16, Class EI, IO, 2.488%, 6/20/66(WAC)	160,007	13,409
Ser. 15-H26, Class DI, IO, 1.891%, 10/20/65(WAC)	218,653	17,728

		205,969
Commercial mortgage-backed securities (1.7%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	20,447	—
BANK FRB Ser. 17-BNK8, Class B, 3.927%, 11/15/50(WAC)	12,000	13,295
Barclays Commercial Mortgage Trust Ser. 19-C5, Class AS, 3.366%, 11/15/52(WAC)	30,000	31,749
Bear Stearns Commercial Mortgage Securities Trust 144A FRB Ser. 06-PW14, Class X1, IO, 0.467%, 12/11/38(WAC)	16,695	172
Benchmark Mortgage Trust
Ser. 18-B8, Class AS, 4.532%, 1/15/52(WAC)	14,000	15,959
Ser. 18-B1, Class B, 4.059%, 1/15/51(WAC)	15,000	16,151
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class B, 3.911%, 11/13/50(WAC)	27,000	28,638
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	73,000	79,269
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	29,000	31,287
Citigroup Commercial Mortgage Trust
FRB Ser. 13-GC17, Class C, 5.11%, 11/10/46(WAC)	11,000	11,254
Ser. 13-GC11, Class B, 3.732%, 4/10/46(WAC)	77,000	79,851
FRB Ser. 18-C6, Class XA, IO, 0.78%, 11/10/51(WAC)	1,525,385	78,351
Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.483%, 10/15/49(WAC)	407,669	4
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.535%, 12/10/44(WAC)	61,000	56,779
FRB Ser. 13-CR13, Class C, 4.885%, 11/10/46(WAC)	27,000	29,430
FRB Ser. 14-CR17, Class C, 4.784%, 5/10/47(WAC)	26,000	27,642
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	20,000	21,631
Ser. 14-CR19, Class B, 4.703%, 8/10/47(WAC)	16,000	17,259
Ser. 14-UBS2, Class B, 4.701%, 3/10/47	75,000	81,750
Ser. 13-CR13, Class AM, 4.449%, 11/10/46(WAC)	85,000	92,029
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	16,000	16,822
FRB Ser. 15-CR24, Class B, 4.38%, 8/10/48(WAC)	27,000	29,562
Ser. 15-CR27, Class AM, 3.984%, 10/10/48	59,000	64,694
3.829%, 2/10/48(WAC)	18,000	19,178
Ser. 12-CR2, Class AM, 3.791%, 8/15/45	77,000	78,960
Ser. 15-DC1, Class AM, 3.724%, 2/10/48	74,000	80,211
FRB Ser. 14-CR20, Class XA, IO, 1.015%, 11/10/47(WAC)	269,096	8,003
FRB Ser. 14-CR18, Class XA, IO, 0.999%, 7/15/47(WAC)	86,879	2,451
FRB Ser. 14-CR17, Class XA, IO, 0.967%, 5/10/47(WAC)	553,216	14,090
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	843,198	20,857
FRB Ser. 14-LC17, Class XA, IO, 0.722%, 10/10/47(WAC)	501,183	10,139
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, zero %, 1/15/49(WAC)	483,012	5
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	31,000	34,093
FRB Ser. 20-C19, Class XA, IO, 1.12%, 3/15/53(WAC)	1,048,695	84,920
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.393%, 12/15/49(WAC)	70,000	59,997
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K114, Class XAM, IO, 1.342%, 6/25/30(WAC)	174,000	18,861
Multifamily Structured Pass-Through Certificates FRB Ser. K118, Class X1, IO, 0.962%, 9/25/30(WAC)	943,224	72,989
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.76%, 9/25/27(WAC)	383,696	16,754
GS Mortgage Securities Corp., II 144A Ser. GC10, Class B, 3.682%, 2/10/46	50,000	50,329
GS Mortgage Securities Trust
FRB Ser. 15-GC32, Class B, 4.413%, 7/10/48(WAC)	73,000	80,300
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	72,000	78,624
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	10,000	10,754
Ser. 19-GC40, Class AS, 3.412%, 7/10/52	15,000	15,977
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	10,000	10,506
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	12,000	12,860
FRB Ser. 15-GC30, Class XA, IO, 0.743%, 5/10/50(WAC)	370,427	9,619
GS Mortgage Securities Trust 144A
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	13,000	13,918
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	17,000	17,393
FRB Ser. 06-GG8, Class X, IO, 0.91%, 11/10/39(WAC)	783,966	8
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.197%, 11/15/45(WAC)	43,000	46,197
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	13,000	12,156
FRB Ser. 13-C12, Class B, 4.105%, 7/15/45(WAC)	12,000	12,436
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	9,522	7,903
Ser. 12-C6, Class AS, 4.117%, 5/15/45	16,000	16,446
FRB Ser. 07-LDPX, Class X, IO, 0.41%, 1/15/49(WAC)	14,096	—
FRB Ser. 06-LDP8, Class X, IO, 0.285%, 5/15/45(WAC)	76,983	1
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 06-C6, Class XCL, IO, 0.688%, 9/15/39(WAC)	366,768	809
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 06-C4, Class X, IO, 4.863%, 7/15/45(WAC)	3,443	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.051%, 2/15/47(WAC)	10,000	10,743
FRB Ser. 15-C24, Class B, 4.344%, 5/15/48(WAC)	10,000	10,634
Ser. 13-C13, Class AS, 4.266%, 11/15/46	75,000	80,192
FRB Ser. 14-C17, Class XA, IO, 1.067%, 8/15/47(WAC)	188,026	4,967
FRB Ser. 15-C26, Class XA, IO, 1.017%, 10/15/48(WAC)	646,260	22,630
FRB Ser. 13-C12, Class XA, IO, 0.587%, 10/15/46(WAC)	426,046	5,088
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C5, Class E, 4.675%, 8/15/45(WAC)	15,000	15,178
Morgan Stanley Capital I Trust FRB Ser. 18-H3, Class XA, IO, 0.827%, 7/15/51(WAC)	1,625,021	74,314
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.60%, 12/10/45(WAC)	189,319	3,522
Wells Fargo Commercial Mortgage Trust
Ser. 18-C46, Class B, 4.633%, 8/15/51	16,000	18,189
FRB Ser. 13-LC12, Class AS, 4.274%, 7/15/46(WAC)	19,000	19,300
FRB Ser. 13-LC12, Class C, 4.274%, 7/15/46(WAC)	24,000	21,222
Ser. 15-NXS3, Class AS, 3.972%, 9/15/57(WAC)	16,000	17,448
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C11, Class C, 4.20%, 3/15/45(WAC)	47,000	48,684
Ser. 13-C12, Class AS, 3.56%, 3/15/48	33,000	34,453
Ser. 13-C11, Class AS, 3.311%, 3/15/45	12,000	12,429
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.849%, 3/15/44(WAC)	32,000	16,400
FRB Ser. 13-C15, Class D, 4.465%, 8/15/46(WAC)	43,000	19,580
FRB Ser. 11-C5, Class XA, IO, 1.669%, 11/15/44(WAC)	236,043	360
FRB Ser. 12-C10, Class XA, IO, 1.52%, 12/15/45(WAC)	289,491	5,372

		2,182,027
Residential mortgage-backed securities (non-agency) (1.1%)
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 2.804%, 5/25/35(WAC)	14,120	14,673
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.52%, 8/25/35(WAC)	20,301	17,264
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.199%, 6/25/46	71,947	65,020
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.38%), 0.489%, 8/25/46	88,665	78,548
Ellington Financial Mortgage Trust 144A Ser. 20-2, Class A2, 1.486%, 10/25/65(WAC)	96,395	95,711
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.759%, 10/25/28	114,567	119,632
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (1 Month US LIBOR + 2.40%), 2.509%, 2/25/47	70,000	70,553
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 Day Average SOFR + 1.30%), 1.317%, 10/25/50	25,218	25,218
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.059%, 8/25/28	7,712	8,218
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.859%, 8/25/28	29,678	31,477
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.109%, 9/25/28	27,593	29,036
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.659%, 4/25/28	44,257	46,628
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.109%, 7/25/25	5,491	5,557
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.109%, 11/25/24	2,524	2,577
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.009%, 11/25/24	4,338	4,460
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.559%, 1/25/29	19,526	20,355
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.459%, 5/25/29	27,575	28,675
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.409%, 2/25/25	8,647	8,774
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.359%, 4/25/29	29,469	30,619
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.359%, 1/25/29	123,482	128,434
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.109%, 5/25/25	3,481	3,519
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.659%, 7/25/29	119,118	122,589
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.009%, 7/25/24	7,111	7,187
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2, (1 Month US LIBOR + 2.65%), 2.759%, 2/25/30	73,747	74,349
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.709%, 5/25/24	9,546	9,378
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1M2A, (1 Month US LIBOR + 2.20%), 2.309%, 1/25/30	42,003	42,030
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.909%, 2/25/34	22,981	22,981
New Century Home Equity Loan Trust FRB Ser. 03-4, Class M1, (1 Month US LIBOR + 1.13%), 1.234%, 10/25/33	44,418	45,057
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.159%, 10/25/34	30,000	29,755
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.009%, 11/25/34	2,220	2,221
Verus Securitization Trust 144A Ser. 20-5, Class A2, 1.578%, 5/25/65	103,288	103,503
Visio Trust 144A Ser. 20-1, Class A3, 3.521%, 8/25/55(WAC)	117,000	119,189
WaMu Mortgage Pass-Through Certificates Trust FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.078%, 7/25/45	24,413	23,036

		1,436,223

Total mortgage-backed securities (cost $3,873,596)		$3,824,219

COMMODITY LINKED NOTES (1.4%)(a)(CLN)
	Principal amount	Value
Goldman Sachs International 144A notes zero %, 2022 (Indexed to the S&P GSCI Light Energy Excess Return Index multiplied by 3)	$1,460,000	$1,714,667

Total commodity Linked Notes (cost $1,460,000)		$1,714,667

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
	Principal amount	Value
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.50%, 1/27/25 (Dominican Republic)	$130,000	$142,675
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.875%, 1/15/24 (Indonesia)	200,000	226,252
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 5.75%, 12/31/32 (Ivory Coast)	102,507	102,251
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	98,000	112,701
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)	10,000	15,263
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	23,000	2,300
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	36,000	3,600

Total foreign government and agency bonds and notes (cost $613,299)		$605,042

ASSET-BACKED SECURITIES (0.4%)(a)
	Principal amount	Value
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.009%, 10/25/53	$25,000	$25,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 11/25/53	25,000	25,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.909%, 6/25/52	55,000	54,966
Provident Funding Mortgage Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (1 Month US LIBOR + 0.70%), 0.808%, 2/25/55	25,000	25,000
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	119,988	119,988
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.857%, 9/7/21	25,000	25,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.607%, 10/10/21	25,000	25,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.477%, 12/10/21	25,000	25,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.259%, 6/25/51	25,000	25,000
FRB Ser. 21-6, Class A, (1 Month US LIBOR + 0.80%), 0.91%, 4/25/22	46,000	46,000
FRB Ser. 21-WL1, Class A, (1 Month US LIBOR + 0.65%), 0.759%, 1/26/54	29,000	29,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.709%, 1/25/46	41,322	41,112

Total asset-backed securities (cost $466,144)		$466,066

SENIOR LOANS (0.3%)(a)(c)
	Principal amount	Value
Aadvantage Loyalty LP, Ltd. bank term loan FRN (1 Month US LIBOR + 4.75%), 5.50%, 3/10/28 (Cayman Islands)	$5,000	$5,110
Alpha 3 BV bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.50%), 3.00%, 3/5/28	5,000	4,981
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 5.56%, 4/22/26	5,000	4,314
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	9,975	9,949
Arches Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.25%), 3.75%, 12/6/27	14,963	14,850
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	4,911	4,827
Clarios Global LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.359%, 4/30/26	34,280	34,080
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (BBA LIBOR USD 3 Month + 3.75%), 4.25%, 12/27/27	21,000	20,846
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.50%), 3.25%, 5/5/24	2,652	2,648
Diamond BC BV bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 3.109%, 9/6/24	4,987	4,958
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	5,000	5,158
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.00%, 7/30/27	39,800	39,663
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	24,938	24,844
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	10,000	9,993
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	9,925	9,782
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/27	4,988	4,971
Klockner-Pentaplast of America, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.25%, 2/9/26	5,000	4,978
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.62%, 11/6/24	26,948	26,928
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.359%, 6/30/25	29,267	29,203
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	14,950	15,174
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	10,000	8,575
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	4,751	4,448
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.69%, 6/26/26	5,000	5,002
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.19%, 6/26/25	19,691	19,617
Terrier Media Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 3.609%, 12/17/26	34,825	34,482
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	19,351	18,944
Vertiv Group Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 2.869%, 3/2/27	29,701	29,469
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.109%, 3/9/27	4,454	4,414

Total senior loans (cost $400,607)		$402,208

COLLATERALIZED LOAN OBLIGATIONS (0.1%)(a)
	Principal amount	Value
Venture XXVII CLO, Ltd. 144A FRB Ser. 17-28A, Class A2, (BBA LIBOR USD 3 Month + 1.11%), 1.334%, 7/20/30 (Cayman Islands)	$100,000	$99,856

Total collateralized loan obligations (cost $100,000)		$99,856

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	680	$17,326

Total preferred stocks (cost $17,000)		$17,326

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$5,000	$4,807
Nabors Industries, Inc. company guaranty cv. sr. unsec. notes 0.75%, 1/15/24	10,000	7,400

Total convertible bonds and notes (cost $10,989)		$12,207

SHORT-TERM INVESTMENTS (9.6%)(a)
		Principal amount/ shares	Value
Putnam Short Term Investment Fund 0.09%(AFF)	Shares	9,848,416	$9,848,416
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.04%(P)	Shares	230,000	230,000
U.S. Treasury Bills 0.062%, 5/13/21(SEG)(SEGCCS)		$500,000	499,988
U.S. Treasury Bills 0.043%, 6/3/21(SEG)(SEGCCS)		500,000	499,984
U.S. Treasury Bills 0.037%, 6/10/21(SEGCCS)		100,000	99,997
U.S. Treasury Cash Management Bills 0.015%, 6/29/21(SEG)(SEGCCS)		800,000	799,980
U.S. Treasury Cash Management Bills 0.025%, 7/13/21(SEG)		100,000	99,995

Total short-term investments (cost $12,078,298)			$12,078,360
TOTAL INVESTMENTS

Total investments (cost $110,237,762)			$137,313,454

	FORWARD CURRENCY CONTRACTS at 3/31/21 (aggregate face value $26,112,524) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	4/21/21	$156,938	$158,259	$1,321
		Canadian Dollar	Sell	4/21/21	96,527	95,698	(829)
		Euro	Buy	6/16/21	912,082	924,232	(12,150)
		Hong Kong Dollar	Sell	5/20/21	64,890	65,081	191
		Japanese Yen	Buy	5/19/21	43,459	45,858	(2,399)
		New Zealand Dollar	Buy	4/21/21	19,485	20,075	(590)
		Swiss Franc	Buy	6/16/21	78,658	79,203	(545)
	Barclays Bank PLC
		British Pound	Buy	6/16/21	116,792	118,490	(1,698)
		Canadian Dollar	Sell	4/21/21	99,870	99,033	(837)
		Euro	Sell	6/16/21	379,936	385,073	5,137
		Japanese Yen	Buy	5/19/21	154,935	163,455	(8,520)
		New Zealand Dollar	Sell	4/21/21	18,437	19,163	726
		Swedish Krona	Buy	6/16/21	153,384	158,203	(4,819)
	Citibank, N.A.
		Australian Dollar	Sell	4/21/21	71,556	72,545	989
		British Pound	Sell	6/16/21	189,047	191,794	2,747
		Canadian Dollar	Buy	4/21/21	174,195	172,736	1,459
		Danish Krone	Sell	6/16/21	72,638	74,729	2,091
		Euro	Sell	6/16/21	241,233	244,492	3,259
		Hong Kong Dollar	Sell	5/20/21	30,078	30,166	88
		Japanese Yen	Buy	5/19/21	223,013	238,446	(15,433)
		New Zealand Dollar	Sell	4/21/21	47,281	50,841	3,560
	Credit Suisse International
		Australian Dollar	Buy	4/21/21	84,697	87,037	(2,340)
		British Pound	Sell	6/16/21	294,532	298,576	4,044
		Canadian Dollar	Buy	4/21/21	13,766	14,438	(672)
		Euro	Sell	6/16/21	178,517	181,004	2,487
		New Zealand Dollar	Buy	4/21/21	28,005	29,110	(1,105)
		Swiss Franc	Sell	6/16/21	77,598	79,978	2,380
	Goldman Sachs International
		Australian Dollar	Buy	4/21/21	73,380	81,730	(8,350)
		British Pound	Buy	6/16/21	208,764	211,757	(2,993)
		Canadian Dollar	Buy	4/21/21	909,808	905,459	4,349
		Euro	Sell	6/16/21	155,968	157,693	1,725
		Japanese Yen	Sell	5/19/21	774,015	806,839	32,824
		New Zealand Dollar	Sell	4/21/21	740,848	770,455	29,607
		Norwegian Krone	Buy	6/16/21	6,687	6,316	371
		Swedish Krona	Buy	6/16/21	69,502	69,761	(259)
		Swiss Franc	Sell	6/16/21	309,861	319,328	9,467
	HSBC Bank USA, National Association
		Australian Dollar	Buy	4/21/21	81,052	83,094	(2,042)
		British Pound	Buy	6/16/21	115,414	117,000	(1,586)
		Canadian Dollar	Buy	4/21/21	91,355	91,757	(402)
		Euro	Buy	6/16/21	287,154	290,641	(3,487)
		Hong Kong Dollar	Sell	5/20/21	258,606	259,367	761
		Japanese Yen	Buy	5/19/21	94,111	99,303	(5,192)
		New Zealand Dollar	Sell	4/21/21	81,502	84,702	3,200
		Swiss Franc	Sell	6/16/21	190,178	196,038	5,860
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	4/21/21	235,559	240,431	(4,872)
		British Pound	Buy	6/16/21	335,762	340,528	(4,766)
		Canadian Dollar	Sell	4/21/21	249,157	242,780	(6,377)
		Euro	Sell	6/16/21	229,136	232,164	3,028
		Japanese Yen	Buy	5/19/21	50,957	51,582	(625)
		New Zealand Dollar	Sell	4/21/21	232,842	242,035	9,193
		Norwegian Krone	Buy	6/16/21	84,130	84,126	4
		Singapore Dollar	Buy	5/19/21	68,525	69,154	(629)
		South Korean Won	Sell	5/20/21	244,078	248,411	4,333
		Swedish Krona	Buy	6/16/21	27,326	27,603	(277)
		Swiss Franc	Buy	6/16/21	36,043	39,370	(3,327)
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	4/21/21	858,752	880,309	(21,557)
		British Pound	Buy	6/16/21	381,816	386,190	(4,374)
		Canadian Dollar	Buy	4/21/21	384,200	382,295	1,905
		Euro	Buy	6/16/21	18,321	18,625	(304)
		Japanese Yen	Buy	5/19/21	236,314	243,734	(7,420)
		New Zealand Dollar	Buy	4/21/21	135,766	142,653	(6,887)
		Norwegian Krone	Buy	6/16/21	78,214	78,213	1
		Swedish Krona	Buy	6/16/21	509,077	519,904	(10,827)
		Swiss Franc	Sell	6/16/21	71,025	73,206	2,181
	NatWest Markets PLC
		Australian Dollar	Buy	4/21/21	67,075	74,827	(7,752)
		British Pound	Buy	6/16/21	214,556	217,737	(3,181)
		Canadian Dollar	Sell	4/21/21	120,242	116,542	(3,700)
		Euro	Buy	6/16/21	121,908	123,917	(2,009)
		Japanese Yen	Buy	5/19/21	53,988	56,971	(2,983)
		New Zealand Dollar	Sell	4/21/21	488,661	508,045	19,384
	State Street Bank and Trust Co.
		Australian Dollar	Sell	4/21/21	556,119	560,221	4,102
		British Pound	Sell	6/16/21	1,298,643	1,318,976	20,333
		Canadian Dollar	Buy	4/21/21	96,209	111,978	(15,769)
		Euro	Sell	6/16/21	353,629	357,814	4,185
		Hong Kong Dollar	Sell	5/20/21	481,630	483,027	1,397
		Japanese Yen	Sell	5/19/21	1,051,855	1,107,098	55,243
		New Zealand Dollar	Sell	4/21/21	287,665	295,108	7,443
		Norwegian Krone	Sell	6/16/21	78,915	79,827	912
		Swedish Krona	Sell	6/16/21	253,066	258,132	5,066
		Swiss Franc	Sell	6/16/21	314,208	323,668	9,460
	Toronto-Dominion Bank
		Australian Dollar	Buy	4/21/21	97,535	100,009	(2,474)
		British Pound	Sell	6/16/21	20,408	20,688	280
		Canadian Dollar	Buy	4/21/21	228,307	232,037	(3,730)
		Chinese Yuan (Offshore)	Sell	5/20/21	679,891	690,217	10,326
		Euro	Sell	6/16/21	676,487	685,647	9,160
		Japanese Yen	Buy	5/19/21	383,395	403,850	(20,455)
		New Zealand Dollar	Sell	4/21/21	31,986	33,244	1,258
		Norwegian Krone	Buy	6/16/21	392,215	393,630	(1,415)
		Swiss Franc	Sell	6/16/21	172,157	177,435	5,278
	UBS AG
		Australian Dollar	Sell	4/21/21	389,762	398,593	8,831
		British Pound	Sell	6/16/21	91,007	93,599	2,592
		Canadian Dollar	Buy	4/21/21	126,766	127,746	(980)
		Euro	Buy	6/16/21	975,151	988,518	(13,367)
		Hong Kong Dollar	Sell	5/20/21	153,785	154,292	507
		Japanese Yen	Buy	5/19/21	608,036	631,144	(23,108)
		New Zealand Dollar	Sell	4/21/21	484,680	503,245	18,565
		Norwegian Krone	Buy	6/16/21	315,708	317,703	(1,995)
		Swedish Krona	Sell	6/16/21	120,925	123,925	3,000
		Swiss Franc	Sell	6/16/21	156,044	157,770	1,726
	WestPac Banking Corp.
		Australian Dollar	Sell	4/21/21	11,394	11,261	(133)
		British Pound	Sell	6/16/21	141,475	143,584	2,109
		Canadian Dollar	Sell	4/21/21	3,661	2,887	(774)
		Euro	Sell	6/16/21	92,078	91,924	(154)
		Japanese Yen	Buy	5/19/21	216,647	227,692	(11,045)
		New Zealand Dollar	Sell	4/21/21	213,772	215,728	1,956

	Unrealized appreciation						332,401

	Unrealized (depreciation)						(263,514)

	Total						$68,887
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Long)	6	$662,495	$657,600	Jun-21	$873
MSCI Emerging Markets Index (Long)	27	1,777,174	1,785,375	Jun-21	(40,914)
NASDAQ 100 Index E-Mini (Long)	4	1,047,315	1,047,180	Jun-21	27,938
Russell 2000 Index E-Mini (Long)	61	6,772,586	6,778,625	Jun-21	(183,344)
S&P 500 Index E-Mini (Long)	3	595,934	595,110	Jun-21	(584)
S&P 500 Index E-Mini (Short)	89	17,679,361	17,654,930	Jun-21	(296,942)
U.S. Treasury Bond 30 yr (Long)	7	1,082,156	1,082,156	Jun-21	(42,125)
U.S. Treasury Bond Ultra 30 yr (Long)	15	2,718,281	2,718,281	Jun-21	(129,549)
U.S. Treasury Note 2 yr (Long)	25	5,518,164	5,518,164	Jun-21	(5,337)
U.S. Treasury Note 2 yr (Short)	17	3,752,352	3,752,352	Jun-21	3,556
U.S. Treasury Note 5 yr (Long)	43	5,306,133	5,306,133	Jun-21	(66,581)
U.S. Treasury Note 5 yr (Short)	84	10,365,469	10,365,469	Jun-21	16,488
U.S. Treasury Note 10 yr (Long)	17	2,225,938	2,225,938	Jun-21	(59,007)

Unrealized appreciation					48,855

Unrealized (depreciation)					(824,383)

Total					$(775,528)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/21 (proceeds receivable $3,132,695) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 4/1/51	$1,000,000	4/14/21	$1,056,172
Uniform Mortgage-Backed Securities, 3.00%, 4/1/51	1,000,000	4/14/21	1,041,328
Uniform Mortgage-Backed Securities, 2.50%, 4/1/51	1,000,000	4/14/21	1,025,391

Total			$3,122,891

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$2,180,000	$70,024		$(29)	2/24/31	1.431% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$67,312
		1,090,000	33,737		(14)	2/24/31	1.4435% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	32,296
		878,000	27,662		(12)	2/25/31	1.438% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	26,548
		1,099,000	34,111		(15)	2/25/31	1.443% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	32,711
		1,096,000	33,043		(15)	2/25/31	1.4525% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	31,637
		97,000	60	(E)	(4)	6/16/23	0.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	56
		2,848,000	1,749	(E)	96	6/16/23	3 month USD-LIBOR-BBA — Quarterly	0.30% — Semiannually	(1,653)
		3,034,000	28,374	(E)	(15,831)	6/16/26	0.95% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	12,543
		1,137,000	10,633	(E)	5,859	6/16/26	3 month USD-LIBOR-BBA — Quarterly	0.95% — Semiannually	(4,774)
		758,000	13,207	(E)	(9,442)	6/16/31	1.65% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	3,764
		2,049,000	35,700	(E)	25,356	6/16/31	3 month USD-LIBOR-BBA — Quarterly	1.65% — Semiannually	(10,344)
		279,000	14,606	(E)	(12,254)	6/16/51	2.00% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	2,352
		618,000	32,354	(E)	27,164	6/16/51	3 month USD-LIBOR-BBA — Quarterly	2.00% — Semiannually	(5,189)
		797,000	4,505		(11)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7200% — Semiannually	(4,251)
		788,750	4,794		(10)	3/23/31	3 month USD-LIBOR-BBA — Quarterly	1.7155% — Semiannually	(4,543)
		681,000	1,054		(9)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.766% — Semiannually	(1,063)
		681,000	2,244		(9)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7475% — Semiannually	(2,253)
		224,000	958		(3)	4/1/31	3 month USD-LIBOR-BBA — Quarterly	1.7371% — Semiannually	(961)

	Total				$20,817				$174,188
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$84,962	$84,962	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$190
	23,023	23,020	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	49
	15,844	15,802	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(1)
	1,181	1,216	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	49
	7,724	7,896	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	273
	6,257	6,396	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	221
	710	725	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	24
	2,715	2,751	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	(76)
	Citibank, N.A.
	3,086	3,086	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	7
	Credit Suisse International
	11,046	11,292	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(390)
	Goldman Sachs International
	1,546,331	1,560,993	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	16,214
	5,041,253	5,081,558	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	54,674
	4,999,628	4,989,398	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(4,322)
	1,752	1,789	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	59
	1,752	1,789	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	59
	JPMorgan Chase Bank N.A.
	2,784,751	2,872,778	—	2/5/22	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	Russell 1000 Value Total Return Index — Monthly	87,979
	JPMorgan Securities LLC
	2,934	3,000	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(104)
	4,214	4,302	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(143)

Upfront premium received			—	Unrealized appreciation			159,798

Upfront premium (paid)			—	Unrealized (depreciation)			(5,036)

		Total	$—			Total	$154,762
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Waters Corp.	Health care	259	$73,544	4.71%
Merck KGaA (Germany)	Health care	413	70,808	4.54%
Mettler-Toledo International, Inc.	Health care	60	69,554	4.46%
Agilent Technologies, Inc.	Technology	538	68,393	4.38%
IQVIA Holdings, Inc.	Health care	343	66,175	4.24%
PerkinElmer, Inc.	Health care	484	62,110	3.98%
Thermo Fisher Scientific, Inc.	Health care	135	61,425	3.94%
Zoetis, Inc.	Health care	348	54,762	3.51%
Pfizer, Inc.	Health care	1,466	53,097	3.40%
Alexion Pharmaceuticals, Inc.	Health care	332	50,793	3.25%
Illumina, Inc.	Health care	131	50,260	3.22%
Ipsen SA (France)	Health care	575	49,432	3.17%
Merck & Co., Inc.	Health care	623	48,007	3.08%
Johnson & Johnson	Health care	288	47,287	3.03%
AbbVie, Inc.	Health care	387	41,862	2.68%
Sanofi (France)	Health care	413	40,926	2.62%
GlaxoSmithKline PLC (United Kingdom)	Health care	2,290	40,698	2.61%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	2,221	38,734	2.48%
Viatris, Inc.	Health care	2,757	38,519	2.47%
Bayer AG (Germany)	Health care	584	37,017	2.37%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	532	34,390	2.20%
Perrigo Co. PLC	Health care	849	34,340	2.20%
Biogen, Inc.	Health care	118	32,947	2.11%
Sartorius Stedim Biotech (France)	Health care	78	32,235	2.07%
Bristol-Myers Squibb Co.	Health care	504	31,815	2.04%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	2,614	30,167	1.93%
AstraZeneca PLC (United Kingdom)	Health care	278	27,823	1.78%
CSL, Ltd. (Australia)	Health care	135	27,295	1.75%
Amgen, Inc.	Health care	107	26,638	1.71%
Gilead Sciences, Inc.	Health care	371	23,971	1.54%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	361	23,523	1.51%
Galenica AG (Switzerland)	Health care	151	20,672	1.32%
Eli Lilly and Co.	Health care	104	19,446	1.25%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	512	18,473	1.18%
Eisai Co., Ltd. (Japan)	Health care	207	13,868	0.89%
Shionogi & Co., Ltd. (Japan)	Health care	246	13,234	0.85%
Galapagos NV (Belgium)	Health care	165	12,811	0.82%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	374	11,745	0.75%
H Lundbeck A/S (Denmark)	Health care	318	10,885	0.70%
Astellas Pharma, Inc. (Japan)	Health care	600	9,235	0.59%
UCB SA (Belgium)	Health care	81	7,728	0.50%
Incyte Corp.	Health care	87	7,043	0.45%
Grifols SA (Spain)	Health care	236	6,189	0.40%
Eurofins Scientific (Luxembourg)	Health care	64	6,176	0.40%
Novartis AG (Switzerland)	Health care	46	3,919	0.25%
Regeneron Pharmaceuticals, Inc.	Health care	8	3,907	0.25%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	124	3,633	0.23%
Recordati SpA (Italy)	Health care	36	1,933	0.12%
Orion Oyj Class B (Finland)	Health care	37	1,491	0.10%
Vertex Pharmaceuticals, Inc.	Health care	6	1,362	0.09%

A BASKET (GSGLPWDL) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
Arrow Electronics, Inc.	Technology	346	$38,362	0.75%
Knight-Swift Transportation Holdings, Inc.	Transportation	778	37,437	0.74%
ITOCHU Corp. (Japan)	Consumer staples	1,131	36,643	0.72%
NN Group NV (Netherlands)	Financials	746	36,459	0.72%
Toronto-Dominion Bank (Canada)	Financials	556	36,283	0.71%
Royal Bank of Canada (Canada)	Financials	394	36,282	0.71%
MetLife, Inc.	Financials	596	36,257	0.71%
Canadian Imperial Bank of Commerce (Canada)	Financials	364	35,594	0.70%
Cadence Design Systems, Inc.	Technology	259	35,473	0.70%
Sun Hung Kai Properties, Ltd. (Hong Kong)	Financials	2,334	35,367	0.70%
AGNC Investment Corp.	Financials	2,100	35,190	0.69%
Annaly Capital Management, Inc.	Financials	4,066	34,965	0.69%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	1,327	34,056	0.67%
Fujitsu, Ltd. (Japan)	Technology	235	33,967	0.67%
Ally Financial, Inc.	Financials	751	33,955	0.67%
Mizuho Financial Group, Inc. (Japan)	Financials	2,337	33,748	0.66%
Paychex, Inc.	Technology	338	33,140	0.65%
Amgen, Inc.	Health care	131	32,674	0.64%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	105	32,438	0.64%
Honda Motor Co., Ltd. (Japan)	Consumer cyclicals	1,078	32,319	0.64%
State Street Corp.	Financials	383	32,206	0.63%
Dover Corp.	Capital goods	234	32,143	0.63%
Church & Dwight Co., Inc.	Consumer staples	367	32,047	0.63%
Swisscom AG (Switzerland)	Communication services	60	31,929	0.63%
Allstate Corp. (The)	Financials	276	31,690	0.62%
Ageas SA/NV (Belgium)	Financials	522	31,576	0.62%
Rio Tinto PLC (United Kingdom)	Basic materials	411	31,461	0.62%
Air Liquide SA (France)	Basic materials	191	31,212	0.61%
NextEra Energy, Inc.	Utilities and power	408	30,863	0.61%
Segro PLC(R) (United Kingdom)	Financials	2,332	30,149	0.59%
Open Text Corp. (Canada)	Technology	630	30,026	0.59%
Aurizon Holdings, Ltd. (Australia)	Transportation	10,002	29,627	0.58%
Dexus Property Group (Australia)	Financials	3,940	29,174	0.57%
WEC Energy Group, Inc.	Utilities and power	305	28,538	0.56%
AMETEK, Inc.	Conglomerates	221	28,245	0.56%
Mettler-Toledo International, Inc.	Health care	24	27,695	0.55%
Sun Life Financial, Inc. (Canada)	Financials	546	27,594	0.54%
CMS Energy Corp.	Utilities and power	449	27,463	0.54%
Accenture PLC Class A	Technology	99	27,329	0.54%
Avery Dennison Corp.	Capital goods	148	27,260	0.54%
T Rowe Price Group, Inc.	Financials	159	27,216	0.54%
Chubu Electric Power Co., Inc. (Japan)	Utilities and power	2,105	27,091	0.53%
CK Asset Holdings, Ltd. (Hong Kong)	Financials	4,446	26,995	0.53%
3i Group PLC (United Kingdom)	Financials	1,679	26,695	0.53%
RioCan Real Estate Investment Trust (Canada)	Financials	1,674	25,918	0.51%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	293	25,436	0.50%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	697	25,228	0.50%
Iberdrola SA (Spain)	Utilities and power	1,921	24,745	0.49%
AutoZone, Inc.	Consumer cyclicals	18	24,595	0.48%
Roper Technologies, Inc.	Technology	61	24,558	0.48%

A BASKET (GSGLPWDS) OF COMMON STOCKS

Common stocks	Sector	Shares	Value	Percentage value
ASML Holding NV (Netherlands)	Technology	66	$40,221	0.81%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	1,826	35,342	0.71%
UDR, Inc.(R)	Financials	788	34,559	0.69%
Boeing Co. (The)	Capital goods	135	34,396	0.69%
American Express Co.	Financials	242	34,206	0.69%
Camden Property Trust	Financials	309	33,938	0.68%
Zurich Insurance Group AG (Switzerland)	Financials	80	33,935	0.68%
Analog Devices, Inc.	Technology	216	33,514	0.67%
AIA Group, Ltd. (Hong Kong)	Financials	2,747	33,320	0.67%
Markel Corp.	Financials	29	33,228	0.67%
U.S. Bancorp	Financials	599	33,126	0.66%
Essex Property Trust, Inc.	Financials	122	33,054	0.66%
Emera, Inc. (Canada)	Utilities and power	724	32,212	0.65%
Mitsubishi Estate Co., Ltd. (Japan)	Financials	1,837	32,069	0.64%
Suncor Energy, Inc. (Canada)	Energy	1,507	31,492	0.63%
Waste Connections, Inc.	Capital goods	286	30,859	0.62%
Equity Lifestyle Properties, Inc.	Financials	480	30,537	0.61%
Marathon Petroleum Corp.	Energy	569	30,446	0.61%
Bayerische Motoren Werke (BMW) AG (Germany)	Consumer cyclicals	290	30,063	0.60%
Macquarie Group, Ltd. (Australia)	Financials	258	29,993	0.60%
Microchip Technology, Inc.	Technology	193	29,980	0.60%
Alliant Energy Corp.	Utilities and power	550	29,772	0.60%
Fidelity National Information Services, Inc.	Technology	211	29,643	0.59%
Liberty Media Corp.-Liberty Formula One Class C	Consumer cyclicals	677	29,310	0.59%
ABB, Ltd. (Switzerland)	Capital goods	960	29,014	0.58%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	972	28,946	0.58%
Southern Co. (The)	Utilities and power	462	28,704	0.58%
Coca-Cola Co. (The)	Consumer staples	543	28,609	0.57%
Fortis, Inc. (Canada)	Utilities and power	651	28,232	0.57%
Edison International	Utilities and power	479	28,062	0.56%
NiSource, Inc.	Utilities and power	1,160	27,978	0.56%
Xylem, Inc.	Capital goods	264	27,730	0.56%
Hitachi Metals, Ltd. (Japan)	Basic materials	1,656	27,255	0.55%
Sensata Technologies Holding PLC	Technology	469	27,159	0.54%
Ferrovial SA (Spain)	Basic materials	1,026	26,740	0.54%
Ecolab, Inc.	Consumer cyclicals	125	26,730	0.54%
MS&AD Insurance Group Holdings (Japan)	Financials	903	26,497	0.53%
Corning, Inc.	Communication services	590	25,691	0.51%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	844	25,539	0.51%
Live Nation Entertainment, Inc.	Consumer cyclicals	300	25,422	0.51%
Berkshire Hathaway, Inc. Class B	Financials	99	25,302	0.51%
Leg Immobilien AG (Germany)	Financials	192	25,242	0.51%
Lonza Group AG (Switzerland)	Health care	45	25,155	0.50%
Nordea Bank ABP (Finland)	Financials	2,542	25,034	0.50%
General Dynamics Corp.	Capital goods	137	24,876	0.50%
KBC Group NV (Belgium)	Financials	338	24,540	0.49%
Agnico-Eagle Mines, Ltd. (Canada)	Basic materials	421	24,354	0.49%
Shaw Communications, Inc. (Canada)	Communication services	930	24,192	0.48%
Boston Scientific Corp.	Health care	624	24,120	0.48%
Accor SA (France)	Consumer cyclicals	637	24,021	0.48%

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/21 (Unaudited)
Notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	$694,500	$5,123	$(12)	3/23/31	(2.4275%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	$5,111
	703,000	3,505	(12)	3/23/31	(2.45%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	3,493
	198,000	612	(3)	4/1/31	(2.466%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	609
	2,400,000	257	(24)	4/1/26	2.53% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	232
	395,000	669	(4)	4/1/26	2.496% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(673)
	600,000	961	(10)	4/1/31	(2.51%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(971)
	600,000	1,281	(10)	4/1/31	(2.515%) — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,291)
	1,405,000	1,599	(14)	3/23/26	2.51% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(1,613)
	1,390,000	6,363	—	3/23/26	2.445% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(6,363)
	2,795,000	10,151	(28)	3/24/26	2.4625% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(10,180)
	767,000	18,163	(13)	2/25/31	2.28% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(18,176)
	965,000	22,811	(16)	2/24/31	2.281% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(22,827)
	964,000	23,031	(16)	2/25/31	2.278% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(23,047)
	964,000	24,092	(16)	2/25/31	2.2675% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(24,108)
	1,930,000	44,608	(34)	2/24/31	2.286% — At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) — At maturity	(44,641)

Total			$(212)				$(144,445)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB-/P	$273	$4,000	$1,080	5/11/63	300 bp — Monthly	$(804)
	CMBX NA BBB-.6 Index	BB-/P	482	8,000	2,159	5/11/63	300 bp — Monthly	(1,672)
	CMBX NA BBB-.6 Index	BB-/P	926	15,000	4,049	5/11/63	300 bp — Monthly	(3,114)
	CMBX NA BBB-.6 Index	BB-/P	912	16,000	4,318	5/11/63	300 bp — Monthly	(3,397)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A-/P	120	1,000	79	5/11/63	200 bp — Monthly	41
	CMBX NA A.6 Index	A-/P	239	2,000	158	5/11/63	200 bp — Monthly	81
	CMBX NA A.6 Index	A-/P	2,681	22,000	1,740	5/11/63	200 bp — Monthly	950
	CMBX NA A.6 Index	A-/P	3,929	33,000	2,610	5/11/63	200 bp — Monthly	1,332
	CMBX NA A.6 Index	A-/P	6,040	51,000	4,034	5/11/63	200 bp — Monthly	2,026
	CMBX NA BB.11 Index	BB-/P	1,130	2,000	307	11/18/54	500 bp — Monthly	825
	CMBX NA BB.6 Index	B/P	2,008	14,000	6,413	5/11/63	500 bp — Monthly	(4,391)
	CMBX NA BB.7 Index	B+/P	970	19,000	6,933	1/17/47	500 bp — Monthly	(5,945)
	CMBX NA BBB-.11 Index	BBB-/P	63	1,000	59	11/18/54	300 bp — Monthly	4
	Credit Suisse International
	CMBX NA A.7 Index	A-/P	37	1,000	64	1/17/47	200 bp — Monthly	(26)
	CMBX NA A.7 Index	A-/P	291	7,000	445	1/17/47	200 bp — Monthly	(151)
	CMBX NA BB.7 Index	B+/P	401	3,000	1,095	1/17/47	500 bp — Monthly	(691)
	CMBX NA BBB-.6 Index	BB-/P	13,812	147,000	39,675	5/11/63	300 bp — Monthly	(25,777)
	CMBX NA BBB-.7 Index	BB+/P	237	3,000	592	1/17/47	300 bp — Monthly	(353)
	CMBX NA BBB-.7 Index	BB+/P	1,379	21,000	4,143	1/17/47	300 bp — Monthly	(2,752)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	61	2,000	158	5/11/63	200 bp — Monthly	(96)
	CMBX NA A.6 Index	A-/P	482	8,000	633	5/11/63	200 bp — Monthly	(148)
	CMBX NA A.6 Index	A-/P	1,537	25,000	1,978	5/11/63	200 bp — Monthly	(431)
	CMBX NA BBB-.6 Index	BB-/P	68	1,000	270	5/11/63	300 bp — Monthly	(201)
	CMBX NA BBB-.6 Index	BB-/P	122	1,000	270	5/11/63	300 bp — Monthly	(148)
	CMBX NA BBB-.6 Index	BB-/P	79	1,000	270	5/11/63	300 bp — Monthly	(190)
	CMBX NA BBB-.6 Index	BB-/P	104	2,000	540	5/11/63	300 bp — Monthly	(434)
	CMBX NA BBB-.6 Index	BB-/P	173	2,000	540	5/11/63	300 bp — Monthly	(366)
	CMBX NA BBB-.6 Index	BB-/P	145	3,000	810	5/11/63	300 bp — Monthly	(663)
	CMBX NA BBB-.6 Index	BB-/P	325	3,000	810	5/11/63	300 bp — Monthly	(483)
	CMBX NA BBB-.6 Index	BB-/P	248	5,000	1,350	5/11/63	300 bp — Monthly	(1,099)
	CMBX NA BBB-.6 Index	BB-/P	772	7,000	1,889	5/11/63	300 bp — Monthly	(1,114)
	CMBX NA BBB-.6 Index	BB-/P	2,063	22,000	5,938	5/11/63	300 bp — Monthly	(3,862)
	CMBX NA BBB-.6 Index	BB-/P	2,932	39,000	10,526	5/11/63	300 bp — Monthly	(7,572)
	CMBX NA BBB-.7 Index	BB+/P	887	12,000	2,368	1/17/47	300 bp — Monthly	(1,474)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	403	5,000	20	12/16/72	200 bp — Monthly	425
	CMBX NA BB.6 Index	B/P	3,089	6,000	2,749	5/11/63	500 bp — Monthly	346
	CMBX NA BBB-.13 Index	BBB-/P	367	4,000	293	12/16/72	300 bp — Monthly	76
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	B/P	737	3,000	1,374	5/11/63	500 bp — Monthly	(635)
	CMBX NA BB.6 Index	B/P	1,483	6,000	2,749	5/11/63	500 bp — Monthly	(1,262)

Upfront premium received			52,007		Unrealized appreciation			6,106

Upfront premium (paid)			—		Unrealized (depreciation)			(69,251)

	Total		$52,007				Total	$(63,145)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 3/31/21 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.10 Index	$(209)	$2,000	$608	11/17/59	(500 bp) — Monthly	$397
	CMBX NA BB.10 Index	(219)	2,000	608	11/17/59	(500 bp) — Monthly	387
	CMBX NA BB.11 Index	(518)	4,000	615	11/18/54	(500 bp) — Monthly	93
	CMBX NA BB.11 Index	(189)	2,000	307	11/18/54	(500 bp) — Monthly	117
	CMBX NA BB.11 Index	(69)	1,000	154	11/18/54	(500 bp) — Monthly	84
	CMBX NA BB.12 Index	(1,631)	5,000	687	8/17/61	(500 bp) — Monthly	(950)
	CMBX NA BB.8 Index	(248)	1,931	688	10/17/57	(500 bp) — Monthly	438
	CMBX NA BB.9 Index	(929)	9,000	2,420	9/17/58	(500 bp) — Monthly	1,482
	CMBX NA BB.9 Index	(258)	4,000	1,076	9/17/58	(500 bp) — Monthly	814
	CMBX NA BB.9 Index	(121)	3,000	807	9/17/58	(500 bp) — Monthly	683
	CMBX NA BBB-.10 Index	(1,735)	11,000	1,379	11/17/59	(300 bp) — Monthly	(362)
	CMBX NA BBB-.10 Index	(437)	2,000	251	11/17/59	(300 bp) — Monthly	(187)
	CMBX NA BBB-.12 Index	(226)	1,000	67	8/17/61	(300 bp) — Monthly	(160)
	CMBX NA BBB-.6 Index	(2,545)	8,000	2,159	5/11/63	(300 bp) — Monthly	(390)
	CMBX NA BBB-.10 Index	(1,192)	4,000	502	11/17/59	(300 bp) — Monthly	(692)
	CMBX NA BBB-.10 Index	(127)	1,000	125	11/17/59	(300 bp) — Monthly	(2)
	CMBX NA BBB-.12 Index	(1,577)	5,000	334	8/17/61	(300 bp) — Monthly	(1,246)
	CMBX NA BBB-.12 Index	(352)	1,000	67	8/17/61	(300 bp) — Monthly	(286)
	CMBX NA BBB-.6 Index	(700)	11,000	2,969	5/11/63	(300 bp) — Monthly	2,262
	CMBX NA BBB-.8 Index	(317)	2,000	313	10/17/57	(300 bp) — Monthly	(6)
	CMBX NA BBB-.8 Index	(316)	2,000	313	10/17/57	(300 bp) — Monthly	(4)
	CMBX NA BBB-.8 Index	(157)	1,000	157	10/17/57	(300 bp) — Monthly	(1)
	CMBX NA BBB-.9 Index	(237)	1,000	110	9/17/58	(300 bp) — Monthly	(127)
	Credit Suisse International
	CMBX NA BB.10 Index	(534)	4,000	1,216	11/17/59	(500 bp) — Monthly	678
	CMBX NA BB.10 Index	(476)	4,000	1,216	11/17/59	(500 bp) — Monthly	736
	CMBX NA BB.10 Index	(249)	2,000	608	11/17/59	(500 bp) — Monthly	357
	CMBX NA BB.7 Index	(512)	29,000	13,285	5/11/63	(500 bp) — Monthly	12,745
	CMBX NA BB.7 Index	(1,151)	7,000	2,554	1/17/47	(500 bp) — Monthly	1,396
	CMBX NA BB.7 Index	(1,291)	7,000	2,554	1/17/47	(500 bp) — Monthly	1,256
	CMBX NA BB.9 Index	(1,203)	12,000	3,227	9/17/58	(500 bp) — Monthly	2,012
	Goldman Sachs International
	CMBX NA BB.7 Index	(303)	2,000	730	1/17/47	(500 bp) — Monthly	425
	CMBX NA BB.10 Index	(603)	2,000	608	11/17/59	(500 bp) — Monthly	3
	CMBX NA BB.10 Index	(783)	2,000	608	11/17/59	(500 bp) — Monthly	(177)
	CMBX NA BB.7 Index	(2,234)	11,000	4,014	1/17/47	(500 bp) — Monthly	1,770
	CMBX NA BB.7 Index	(983)	6,000	2,189	1/17/47	(500 bp) — Monthly	1,201
	CMBX NA BB.8 Index	(113)	965	344	10/17/57	(500 bp) — Monthly	230
	CMBX NA BBB-.10 Index	(1,312)	6,000	752	11/17/59	(300 bp) — Monthly	(563)
	CMBX NA BBB-.10 Index	(624)	4,000	502	11/17/59	(300 bp) — Monthly	(124)
	CMBX NA BBB-.12 Index	(780)	4,000	267	8/17/61	(300 bp) — Monthly	(515)
	CMBX NA BBB-.6 Index	(400)	8,000	2,159	5/11/63	(300 bp) — Monthly	1,754
	JPMorgan Securities LLC
	CMBX NA A.7 Index	(169)	8,000	509	1/17/47	(200 bp) — Monthly	337
	CMBX NA BB.11 Index	(4,908)	9,000	1,383	11/18/54	(500 bp) — Monthly	(3,534)
	CMBX NA BB.12 Index	(1,648)	3,000	412	8/17/61	(500 bp) — Monthly	(1,239)
	CMBX NA BB.17 Index	(979)	2,000	730	1/17/47	(500 bp) — Monthly	(251)
	CMBX NA BBB-.10 Index	(165)	1,000	125	11/17/59	(300 bp) — Monthly	(40)
	CMBX NA BBB-.10 Index	(563)	2,000	251	11/17/59	(300 bp) — Monthly	(314)
	CMBX NA BBB-.10 Index	(298)	1,000	125	11/17/59	(300 bp) — Monthly	(173)
	CMBX NA BBB-.11 Index	(403)	2,000	118	11/18/54	(300 bp) — Monthly	(286)
	CMBX NA BBB-.6 Index	(15,346)	48,000	12,955	5/11/63	(300 bp) — Monthly	(2,419)
	CMBX NA BBB-.7 Index	(6,573)	28,000	5,524	1/17/47	(300 bp) — Monthly	(1,065)
	Merrill Lynch International
	CMBX NA BB.10 Index	(228)	4,000	1,216	11/17/59	(500 bp) — Monthly	984
	CMBX NA BB.11 Index	(1,977)	4,000	615	11/18/54	(500 bp) — Monthly	(1,366)
	CMBX NA BB.9 Index	(117)	3,000	807	9/17/58	(500 bp) — Monthly	687
	CMBX NA BBB-.10 Index	(217)	1,000	125	11/17/59	(300 bp) — Monthly	(92)
	CMBX NA BBB-.7 Index	(328)	4,000	789	1/17/47	(300 bp) — Monthly	459
	CMBX NA BBB-.9 Index	(185)	1,000	110	9/17/58	(300 bp) — Monthly	(76)
	CMBX NA BBB-.9 Index	(185)	1,000	110	9/17/58	(300 bp) — Monthly	(76)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(408)	4,000	789	1/17/47	(300 bp) — Monthly	379
	CMBX NA BB.10 Index	(210)	2,000	608	11/17/59	(500 bp) — Monthly	396
	CMBX NA BB.11 Index	(196)	2,000	307	11/18/54	(500 bp) — Monthly	109
	CMBX NA BB.11 Index	(95)	1,000	154	11/18/54	(500 bp) — Monthly	57
	CMBX NA BB.12 Index	(600)	1,000	137	8/17/61	(500 bp) — Monthly	(464)
	CMBX NA BB.7 Index	(804)	4,000	1,460	1/17/47	(500 bp) — Monthly	651
	CMBX NA BB.7 Index	(193)	1,000	365	1/17/47	(500 bp) — Monthly	171
	CMBX NA BB.9 Index	(62)	1,000	269	9/17/58	(500 bp) — Monthly	206
	CMBX NA BB.9 Index	(61)	1,000	269	9/17/58	(500 bp) — Monthly	207
	CMBX NA BBB-.8 Index	(311)	2,000	313	10/17/57	(300 bp) — Monthly	1
	CMBX NA BBB-.8 Index	(157)	1,000	157	10/17/57	(300 bp) — Monthly	(1)
	CMBX NA BBB-.10 Index	(6,792)	39,000	4,891	11/17/59	(300 bp) — Monthly	(1,924)
	CMBX NA BBB-.10 Index	(859)	6,000	752	11/17/59	(300 bp) — Monthly	(110)
	CMBX NA BBB-.10 Index	(970)	6,000	752	11/17/59	(300 bp) — Monthly	(221)
	CMBX NA BBB-.10 Index	(240)	2,000	251	11/17/59	(300 bp) — Monthly	10
	CMBX NA BBB-.10 Index	(218)	1,000	125	11/17/59	(300 bp) — Monthly	(93)
	CMBX NA BBB-.10 Index	(217)	1,000	125	11/17/59	(300 bp) — Monthly	(92)
	CMBX NA BBB-.10 Index	(247)	2,000	251	11/17/59	(300 bp) — Monthly	3
	CMBX NA BBB-.10 Index	(127)	1,000	125	11/17/59	(300 bp) — Monthly	(2)
	CMBX NA BBB-.8 Index	(155)	1,000	157	10/17/57	(300 bp) — Monthly	1
	CMBX NA BBB-.8 Index	(156)	1,000	157	10/17/57	(300 bp) — Monthly	—

Upfront premium received		—			Unrealized appreciation		35,978

Upfront premium (paid)		(75,227)			Unrealized (depreciation)		(19,630)

	Total	$(75,227)				Total	$16,348
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 3/31/21 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 36 Index	B+/P	$(170,421)	$1,991,000	$177,573	6/20/26	500 bp — Quarterly	$7,152
	NA IG Series 36 Index	BBB+/P	(112,481)	5,100,000	119,228	6/20/26	100 bp — Quarterly	7,456

	Total		$(282,902)					$14,608
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2021. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2021 through March 31, 2021 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $125,697,553.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $91,765, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 3/31/21
Short-term investments
	Putnam Short Term Investment Fund**	$14,566,068	$3,554,983	$8,272,635	$3,819	$9,848,416

	Total Short-term investments	$14,566,068	$3,554,983	$8,272,635	$3,819	$9,848,416
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,228,925.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $670,986.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $19,203,417 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $115,815 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,475,586	$200,273	$—
Capital goods	4,999,669	272,666	—
Communication services	2,720,232	165,743	—
Conglomerates	224,422	—	—
Consumer cyclicals	9,536,387	825,159	—
Consumer staples	5,992,300	360,161	—
Energy	2,081,324	13,994	38
Financials	11,619,961	815,712	—
Health care	9,517,429	313,274	—
Technology	25,233,315	633,171	—
Transportation	1,373,569	123,154	—
Utilities and power	2,497,242	102,425	—

Total common stocks	78,271,436	3,825,732	38
Asset-backed securities	—	466,066	—
Collateralized loan obligations	—	99,856	—
Commodity linked notes	—	1,714,667	—
Convertible bonds and notes	—	12,207	—
Corporate bonds and notes	—	18,802,545	10
Foreign government and agency bonds and notes	—	605,042	—
Mortgage-backed securities	—	3,824,219	—
Preferred stocks	—	17,326	—
Senior loans	—	402,208	—
U.S. government and agency mortgage obligations	—	17,193,742	—
Short-term investments	230,000	11,848,360	—

Totals by level	$78,501,436	$58,811,970	$48
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$68,887	$—
Futures contracts	(775,528)	—	—
TBA sale commitments	—	(3,122,891)	—
Interest rate swap contracts	—	153,371	—
Total return swap contracts	—	10,529	—
Credit default contracts	—	273,933	—

Totals by level	$(775,528)	$(2,616,171)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$44,000,000
Centrally cleared interest rate swap contracts (notional)	$18,200,000
OTC total return swap contracts (notional)	$13,900,000
Centrally cleared total return swap contracts (notional)	$12,600,000
OTC credit default contracts (notional)	$940,000
Centrally cleared credit default contracts (notional)	$6,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com